Equity - Schedule of Approval Date by Board of Directors (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Distribution [Abstract]
Declared dividends per share to be paid in cash S/.	S/ 0.41	S/ 0.41	S/ 0.42
Declared dividends S/(000):	S/ 175,524	S/ 175,524	S/ 179,805